United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/15

Date of Reporting Period: Quarter ended 12/31/14

Item 1. Schedule of Investments

Federated Mortgage Fund
Portfolio of Investments
December 31, 2014 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—68.3%
	Federal Home Loan Mortgage Corporation—27.2%
$1,981,380	3.000%, 4/1/2022 - 4/1/2032	$2,047,906
13,825,929	3.500%, 11/1/2025 - 7/1/2042	14,447,410
8,295,547	4.000%, 7/1/2019 - 12/1/2041	8,856,973
9,083,067	4.500%, 11/1/2018 - 9/1/2040	9,833,941
5,989,364	5.000%, 7/1/2019 - 10/1/2039	6,590,431
4,470,356	5.500%, 8/1/2016 - 10/1/2039	4,986,521
2,597,206	6.000%, 7/1/2021 - 7/1/2037	2,934,233
238,525	7.500%, 1/1/2027 - 2/1/2031	282,337
	TOTAL	49,979,752
	Federal National Mortgage Association—35.7%
7,010,790	3.000%, 6/1/2027 - 8/1/2033	7,266,666
8,681,931	3.500%, 8/1/2020 - 8/1/2042	9,122,843
24,501,995	4.000%, 1/1/2025 - 4/1/2042	26,259,638
10,807,133	4.500%, 5/1/2018 - 2/1/2042	11,751,983
3,461,598	5.000%, 12/1/2017 - 7/1/2040	3,798,128
3,536,161	5.500%, 8/1/2019 - 4/1/2036	3,965,831
2,662,588	6.000%, 2/1/2026 - 10/1/2037	3,016,379
396,366	6.500%, 7/1/2029 - 8/1/2034	459,184
80,308	7.000%, 6/1/2016 - 2/1/2030	87,606
104	7.500%, 4/1/2015	105
7,953	8.000%, 12/1/2026	9,471
	TOTAL	65,737,834
	Government National Mortgage Association—5.4%
4,759,526	3.500%, 12/15/2040 - 10/15/2042	5,005,134
1,462,040	4.500%, 10/15/2039	1,608,014
2,073,764	5.000%, 1/15/2023 - 9/20/2039	2,288,190
629,061	5.500%, 11/20/2034 - 5/15/2038	705,862
65,731	7.000%, 9/15/2028 - 11/15/2031	77,000
172,168	8.000%, 10/15/2030 - 11/15/2030	207,936
	TOTAL	9,892,136
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $119,633,909)	125,609,722
	COLLATERALIZED MORTGAGE OBLIGATIONS—17.3%
	Federal Home Loan Mortgage Corporation—0.1%
90,183	REMIC 2497 NE, 5.000%, 9/15/2017	94,236
8,667	REMIC 3322 LA, 5.250%, 4/15/2017	8,679
	TOTAL	102,915
	Federal National Mortgage Association—0.3%
115,196	REMIC 1999-13 PH, 6.000%, 4/25/2029	129,326
27,175	REMIC 321 2, 6.500%, 4/25/2032	5,593
817,540	REMIC 356 23, 6.500%, 12/25/2034	163,603
925,239	REMIC 356 24, 6.500%, 9/25/2035	185,158
796,445	REMIC 368 27, 6.500%, 11/25/2035	152,435
	TOTAL	636,115
	Non-Agency Mortgage-Backed Securities—16.9%
1,094,469	Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,099,532
1

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$960,793		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	$885,525
288,062		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	238,340
1,094,009	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,081,081
3,553,570	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	3,509,613
2,516,937	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	2,327,745
2,946,089	[1,2]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	2,980,346
334,127		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	328,703
691,412		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	647,491
22,802	[1,3]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	19,560
46,946		Sequoia Mortgage Trust 2010-H1, Class A1, 2.106%, 2/25/2040	46,244
189,588		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	194,398
591,868		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	598,533
787,519		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	786,755
1,841,486		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,716,552
2,069,410		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,884,897
3,343,719		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	3,076,698
2,291,828		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	2,270,107
1,086,571	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,119,801
2,985,066	[1,2]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	3,011,683
1,350,000	[1]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	1,316,133
1,205,198		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,050,398
797,859		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	820,192
		TOTAL	31,010,327
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $33,078,827)	31,749,357
		ADJUSTABLE RATE MORTGAGES—0.2%
		Federal Home Loan Mortgage Corporation ARM—0.1%
97,978		2.215%, 7/1/2035	104,181
		Federal National Mortgage Association ARM—0.1%
157,179		1.972%, 7/1/2034	165,364
93,097		2.425%, 2/1/2036	99,565
		TOTAL	264,929
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $347,069)	369,110
		ASSET-BACKED SECURITIES—4.4%
		Auto Receivables—0.4%
800,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.811%, 5/15/2018	799,174
		Single-Family Rental Securities—4.0%
1,750,000	[1,2]	American Homes 4 Rent 2014-SFR3, Class E, 6.418%, 12/17/2036	1,783,329
1,750,000	[1,2]	Invitation Homes Trust 2014-SFR1, Class C, 2.254%, 6/17/2031	1,730,690
2,000,000	[1,2]	Invitation Homes Trust 2014-SFR2, Class C, 2.362%, 9/17/2031	1,982,755
1,750,000	[1,2]	Sway Residential Trust 2014-1, Class E, 4.457%, 1/17/2020	1,763,252
		TOTAL	7,260,026
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,108,789)	8,059,200
		COMMERCIAL MORTGAGE-BACKED SECURITIES—5.8%
		Agency Commercial Mortgage-Backed Securities—3.5%
1,500,000	[1,2]	FREMF Mortgage Trust 2012-K22, 3.686%, 8/25/2045	1,522,103
3,000,000	[1,2]	FREMF Mortgage Trust 2013-K502, 2.727%, 3/25/2045	3,005,712
2,000,000	[1,2]	FREMF Mortgage Trust 2014-K717, 3.630%, 11/25/2047	2,008,655
		TOTAL	6,536,470
2

Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Non-Agency Commercial Mortgage-Backed Securities—2.3%
$2,700,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.952%, 4/10/2046	$2,677,945
1,500,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.211%, 7/15/2046	1,510,942
		TOTAL	4,188,887
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $10,781,011)	10,725,357
		REPURCHASE AGREEMENT—3.8%
6,914,000		Interest in $750,000,000 joint repurchase agreement 0.08%, dated 12/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $750,003,333 on 1/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $771,487,729. (AT COST)	6,914,000
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $178,863,605)[4]	183,426,746
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	340,696
		TOTAL NET ASSETS—100%	$183,767,442
At December 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[6]United States Ultra Bond Long Futures	17	$2,808,188	March 2015	$137,556
[6]United States Treasury Notes 2-Year Long Futures	50	$10,929,688	March 2015	$(11,050)
[6]United States Treasury Notes 10-Year Short Futures	100	$12,679,688	March 2015	$(72,570)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$53,936
The average notional value of long and short futures contracts held by the Fund throughout the period was $20,401,113 and $14,917,219, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2014, these restricted securities amounted to $34,150,519, which represented 18.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2014, these liquid restricted securities amounted to $32,814,826, which represented 17.9% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at December 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$19,344	$19,560
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$1,349,444	$1,316,133
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	At December 31, 2014, the cost of investments for federal tax purposes was $178,863,605. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $4,563,141. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,307,823 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,744,682.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2014.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$125,609,722	$—	$125,609,722
Collateralized Mortgage Obligations	—	31,729,797	19,560	31,749,357
Adjustable Rate Mortgages	—	369,110	—	369,110
Asset-Backed Securities	—	8,059,200	—	8,059,200
Commercial Mortgage-Backed Securities	—	10,725,357	—	10,725,357
Repurchase Agreement	—	6,914,000	—	6,914,000
TOTAL SECURITIES	$—	$183,407,186	$19,560	$183,426,746
OTHER FINANCIAL INSTRUMENTS*	$53,936	$—	$—	$53,936
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
5
Federated Ultrashort Bond Fund
Portfolio of Investments
December 31, 2014 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.2%
		Federal National Mortgage Association ARM—0.2%
$1,436,182		544848, 2.438%, 4/01/2030	$1,470,393
1,884,372		544872, 2.780%, 7/01/2034	2,014,996
434,297		556379, 1.513%, 5/01/2040	446,277
2,004,875		618128, 1.913%, 8/01/2033	2,077,973
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $5,838,461)	6,009,639
		ASSET-BACKED SECURITIES—52.5%
		Auto Receivables—23.9%
4,200,000	[1,2]	ARI Fleet Lease Trust 2013-A, Class A3, 0.92%, 7/15/2021	4,194,305
5,000,000	[1,2]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	4,987,306
5,600,000		Ally Auto Receivables Trust 2013-SN1, Class A4, 0.90%, 5/22/2017	5,606,653
10,000,000		Ally Auto Receivables Trust 2014-SN2, Class A2B, 0.465%, 3/20/2017	10,001,590
5,000,000	[1,2]	Ally Master Owner Trust 2012-1, Class D, 3.12%, 2/15/2017	5,010,577
3,510,000	[1,2]	Ally Master Owner Trust 2012-3, Class D, 2.511%, 6/15/2017	3,531,765
10,000,000		Ally Master Owner Trust 2013-1, Class A1, 0.611%, 2/15/2018	10,007,271
4,750,000		Ally Master Owner Trust 2013-3, Class A, 0.681%, 9/15/2018	4,761,966
3,105,467	[1,2]	American Credit Acceptance Receivables Trust 2013-1, Class A, 1.45%, 4/16/2018	3,113,122
1,487,243	[1,2]	American Credit Acceptance Receivables Trust 2013-2, Class A, 1.32%, 2/15/2017	1,488,774
9,313,309	[1,2]	American Credit Acceptance Receivables Trust 2014-3, Class A, 0.99%, 8/10/2018	9,304,984
2,416,248		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	2,424,511
10,000,000		Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,450,931
3,000,000		Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	3,044,808
7,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	7,206,182
2,000,000		Americredit Automobile Receivables Trust 2012-4, Class B, 1.31%, 11/8/2017	2,006,216
5,000,000		Americredit Automobile Receivables Trust 2012-4, Class C, 1.93%, 8/8/2018	5,034,499
6,000,000		Americredit Automobile Receivables Trust 2012-5, Class D, 2.35%, 12/10/2018	6,031,541
7,000,000		Americredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	7,123,881
2,560,000		Americredit Automobile Receivables Trust 2013-4, Class D, 3.31%, 10/8/2019	2,610,646
12,200,000	[1,2]	BMW Floorplan Master Owner Trust 2012-1, Class A, 0.561%, 9/15/2017	12,210,881
13,000,000		BMW Vehicle Trust 2014-1, Class A4, 0.99%, 8/21/2017	12,977,551
8,015,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	8,099,140
6,500,000	[1,2]	Bank of The West Auto Trust 2014-1, Class A2, 0.69%, 7/17/2017	6,500,659
4,000,000	[1,2]	Bank of The West Auto Trust 2014-1, Class A3, 1.09%, 3/15/2019	4,000,722
3,029,652		Capital Auto Receivables Asset Trust 2013-3, Class A1B, 0.595%, 11/20/2015	3,030,461
4,000,000		Capital Auto Receivables Asset Trust 2014-1, Class A1A, 0.68%, 5/20/2016	4,002,928
23,500,000		Capital Auto Receivables Asset Trust 2014-3, Class A1, 0.485%, 2/21/2017	23,462,704
2,472,289		Carmax Auto Owner Trust 2013-3, Class A2, 0.59%, 8/15/2016	2,473,167
3,752,759	[1,2]	Chesapeake Funding LLC 2011-2A, Class A, 1.407%, 4/7/2024	3,782,181
3,600,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class C, 1.718%, 5/7/2024	3,610,444
2,500,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class D, 2.018%, 5/7/2024	2,507,456
3,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class B, 1.157%, 1/7/2025	3,020,230
4,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class C, 1.557%, 1/7/2025	4,003,916
2,500,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 1.957%, 1/7/2025	2,507,615
6,000,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class A, 0.577%, 3/7/2026	6,001,264
4,350,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class B, 0.957%, 3/7/2026	4,355,388
1,740,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class C, 1.357%, 3/7/2026	1,742,194

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$2,500,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class D, 1.707%, 3/7/2026	$2,503,213
4,000,000	[1,2]	Chrysler Capital Auto Receivables Trust 2013-AA, Class A3, 0.91%, 4/16/2018	4,004,603
6,548,997	[1,2]	Enterprise Fleet Financing LLC 2013-2, Class A2, 1.06%, 3/20/2019	6,561,925
4,283,650	[1,2]	Enterprise Fleet Financing LLC 2014-1, Class A2, 0.87%, 9/20/2019	4,281,443
14,000,000	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	13,984,733
4,500,000		Fifth Third Auto Trust 2013-A, Class B, 1.21%, 4/15/2019	4,468,794
4,754,000		Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	4,737,672
6,500,000	[1,2]	Ford Credit Auto Lease Trust 2012-B, Class C, 1.50%, 3/15/2017	6,506,423
12,000,000		Ford Credit Auto Lease Trust 2013-A, Class D, 1.79%, 10/15/2017	12,015,620
10,170,000		Ford Credit Auto Lease Trust 2013-B, Class C, 1.51%, 8/15/2017	10,170,160
22,000,000		Ford Credit Auto Lease Trust 2014-A, Class B, 1.16%, 8/15/2017	21,934,447
20,000,000		Ford Credit Auto Lease Trust 2014-B, Class B, 1.35%, 12/15/2017	19,927,792
9,000,000		Ford Credit Auto Owner Trust 2012-C, Class C, 1.69%, 4/15/2018	9,056,196
5,500,000		Ford Credit Auto Owner Trust 2012-D, Class D, 1.97%, 5/15/2019	5,555,787
8,900,000		Ford Credit FloorPlan Master Owner 2013-1, Class A2, 0.541%, 1/15/2018	8,903,466
10,500,000		Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	10,532,735
15,700,000	[1,2]	Hertz Fleet Lease Funding LP 2014-1, Class A, 0.562%, 4/10/2028	15,702,288
6,000,000	[1,2]	Huntington Auto Trust 2011-1A, Class D, 3.52%, 6/15/2018	6,058,166
8,450,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	8,566,559
2,800,000		Huntington Auto Trust 2012-2, Class C, 1.37%, 5/15/2018	2,808,336
7,000,000		Huntington Auto Trust 2012-2, Class D, 2.11%, 5/15/2019	7,090,701
19,804,000	[1,2]	Hyundai Auto Lease Securitization Trust 2013-A, Class B, 0.96%, 8/15/2017	19,800,546
8,175,000	[1,2]	Hyundai Auto Lease Securitization Trust 2014-A, Class B, 1.30%, 7/16/2018	8,170,297
10,000,000	[1,2]	Hyundai Auto Lease Securitization Trust 2014-B, Class B, 1.54%, 12/17/2018	10,016,174
4,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	4,059,607
8,000,000		Hyundai Auto Receivables Trust 2012-B, Class B, 1.39%, 3/15/2018	8,030,681
687,026	[1,2]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.162%, 9/20/2016	687,233
5,425,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.811%, 5/15/2018	5,419,399
683,197	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class A2, 0.66%, 2/16/2016	683,240
6,500,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	6,570,487
5,000,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1A, Class C, 2.16%, 3/15/2019	5,053,579
5,000,000		Mercedes-Benz Auto Lease Trust 2013-B, Class A4, 0.76%, 7/15/2019	5,000,663
10,000,000		Mercedes-Benz Auto Lease Trust 2014-A, Class A4, 0.90%, 12/16/2019	9,998,648
5,000,000	[1,2]	Mercedes-Benz Master Owner Trust 2012-AA, Class A, 0.79%, 11/15/2017	5,002,218
5,488,334	[1,2]	Motor 2013-1A, Class A1, 0.670%, 2/25/2021	5,491,434
16,889,600	[1,2]	Motor 2014-1A PLC, Class A1, 0.650%, 8/25/2021	16,908,410
6,300,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class A, 0.920%, 10/25/2019	6,302,802
4,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class B, 1.170%, 10/25/2019	4,009,004
4,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class C, 1.670%, 10/25/2019	4,008,955
4,610,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class D, 2.470%, 10/25/2019	4,628,464
6,000,000	[1,2]	Nextgear Floorplan Master Owner Trust, Class A, 1.92%, 10/15/2019	5,992,177
16,000,000		Nissan Auto Lease Trust 2014-B, Class A4, 1.29%, 3/16/2020	15,999,212
20,000,000		Nissan Master Owner Trust Receivables 2013-A, Class A, 0.455%, 2/15/2018	19,990,443
18,360,000	[1,2]	Porsche Innovative Lease Owner Trust 2012-1, Class A4, 0.67%, 11/21/2018	18,366,942
7,500,000	[1,2]	Porsche Innovative Lease Owner Trust 2013-1, Class A4, 0.88%, 10/22/2019	7,504,710
10,800,000	[1,2]	Porsche Innovative Lease Owner Trust 2014-1, Class A4, 1.26%, 9/21/2020	10,821,526
5,000,000	[1,2]	SMART ABS Series 2012-2US Trust, Class A4B, 1.411%, 3/14/2018	5,039,676
4,000,000		SMART ABS Series 2012-4US Trust, Class A4B, 0.861%, 8/14/2018	3,994,389
1,322,055	[1,2]	SMART Series 2012-1US Trust, Class A3B, 1.061%, 5/14/2016	1,322,988

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$13,700,000		SMART Series 2013-1US Trust, Class A4B, 0.661%, 10/14/2018	$13,640,789
14,500,000		SMART Series 2013-2US Trust, Class A4B, 0.711%, 2/14/2019	14,432,186
6,185,633		Santander Drive Auto Receivables Trust 2012-3, Class B, 1.94%, 12/15/2016	6,194,523
4,120,000		Santander Drive Auto Receivables Trust 2012-6, Class D, 2.52%, 9/17/2018	4,169,598
6,800,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.27%, 1/15/2019	6,833,361
10,000,000		Santander Drive Auto Receivables Trust 2013-3, Class D, 2.42%, 4/15/2019	10,025,873
5,570,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	5,727,733
5,000,000		Santander Drive Auto Receivables Trust 2014-4, Class B, 1.82%, 5/15/2019	5,007,369
5,000,000		USAA Auto Owner Trust 2012-1, Class B, 1.02%, 12/17/2018	5,001,237
7,000,000		Volkswagen Auto Lease Trust 2014-A A4, Class A4, 0.99%, 7/20/2018	6,991,451
2,500,000		World Omni Automobile Lease Securitization Trust 2012-A, Class B, 1.49%, 2/15/2018	2,503,328
3,254,261		World Omni Automobile Lease Securitization Trust 2013-A, Class A2B, 0.481%, 5/16/2016	3,254,902
18,000,000		World Omni Automobile Lease Securitization Trust 2013-A, Class B, 1.64%, 2/15/2019	18,090,670
10,500,000		World Omni Automobile Lease Securitization Trust 2014-A, Class B, 1.65%, 4/15/2020	10,528,652
10,500,000	[1,2]	World Omni Master Owner Trust 2013-1, Class A, 0.511%, 2/15/2018	10,506,436
		TOTAL	743,383,500
		Credit Card—13.0%
4,000,000		American Express Credit Account Master Trust 2005-2, Class B, 0.441%, 10/16/2017	3,999,079
3,550,000	[1,2]	American Express Credit Account Master Trust 2012-2, Class C, 1.29%, 3/15/2018	3,565,102
25,019,000	[1,2]	American Express Credit Account Master Trust 2012-4, Class C, 0.961%, 5/15/2020	25,269,802
14,500,000		American Express Credit Account Master Trust 2013-1, Class B, 0.861%, 2/16/2021	14,563,443
25,000,000		American Express Credit Account Master Trust 2014-1, Class B, 0.661%, 12/15/2021	24,952,748
9,086,000		American Express Credit Account Master Trust 2014-5, Class B, 0.611%, 5/15/2020	9,093,670
18,834,000		American Express Issuance Trust II 2013-1, Class C, 0.861%, 2/15/2019	18,797,469
3,111,000		American Express Issuance Trust II 2013-2, Class B, 0.861%, 8/15/2019	3,124,107
17,000,000		Bank of America Credit Card Trust 2014-A1, Class A, 0.541%, 6/15/2021	16,972,452
17,300,000		Capital One Multi Asset Execution Trust 2014-A4, Class A, 0.521%, 6/15/2022	17,308,564
20,000,000		Capital One Multi-Asset Execution Trust 2014-A3, Class A3, 0.541%, 1/18/2022	19,946,215
13,180,000		Chase Issuance Trust 2007-B1, Class B1, 0.411%, 4/15/2019	13,108,287
15,000,000		Chase Issuance Trust 2014-A5, Class A5, 0.531%, 4/15/2021	14,954,360
2,820,000		Citibank Credit Card Issuance Trust 2005-C2, Class C2, 0.637%, 3/24/2017	2,819,219
12,000,000		Citibank Credit Card Issuance Trust 2013-A11, Class A11, 0.408%, 2/7/2018	12,004,501
15,500,000		Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.447%, 5/26/2020	15,451,498
13,500,000		Discover Card Execution Note Trust 2013-A6, Class A6, 0.611%, 4/15/2021	13,518,305
10,000,000		Discover Card Execution Note Trust 2014-A1, Class A1, 0.591%, 7/15/2021	9,999,930
15,000,000		Discover Card Master Trust I 2012—B3, Class B3, 0.611%, 5/15/2018	15,009,662
18,000,000		DryRock Issuance Trust 2014-1, Class A, 0.521%, 12/16/2019	17,982,692
8,000,000	[1,2]	Golden Credit Card Trust 2012-3A, Class A, 0.612%, 7/17/2017	8,005,878
13,000,000	[1,2]	Golden Credit Card Trust 2012-5A, Class A, 0.79%, 9/15/2017	13,014,128
14,450,000	[1,2]	Golden Credit Card Trust 2013-1A, Class A, 0.405%, 2/15/2018	14,448,306
7,000,000	[1,2]	Golden Credit Card Trust 2013-2A, Class A, 0.592%, 9/15/2018	7,005,342
20,500,000	[1,2]	Golden Credit Card Trust 2014-2A, Class A, 0.612%, 3/15/2021	20,452,610
10,000,000	[1,2]	Gracechurch Card PLC 2012-1A, Class A1, 0.861%, 2/15/2017	10,006,439
5,000,000	[1,2]	Master Credit Card Trust 2012-2A, Class A, 0.78%, 4/21/2017	5,004,460
11,078,000	[1,2]	Master Credit Card Trust 2012-2A, Class C, 1.97%, 4/21/2017	11,141,633
5,582,000	[1,2]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	5,601,263
6,000,000	[1,2]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	6,000,926
22,000,000	[1,2]	Penarth Master Issuer PLC, Class A1, 0.552%, 11/18/2017	22,016,793

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$8,000,000	[1,2]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 0.961%, 6/17/2019	$8,068,904
		TOTAL	403,207,787
		Equipment Lease—4.5%
6,600,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	6,612,857
6,000,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	6,039,474
3,554,752	[1,2]	CLI Funding LLC 2006-1A A, Class A, 0.342%, 8/18/2021	3,545,554
7,837,500	[1,2]	CLI Funding LLC 2013-1A, Note, 2.83%, 3/18/2028	7,732,265
8,000,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	8,039,784
2,300,000		CNH Equipment Trust 2012-C, Class B, 1.30%, 3/16/2020	2,294,079
7,615,000		CNH Equipment Trust 2012-D, Class B, 1.27%, 5/15/2020	7,578,790
6,500,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	6,476,873
12,500,000		CNH Equipment Trust 2014-C, Class A2, 0.63%, 12/15/2017	12,482,584
5,000,000	[1,2]	Dell Equipment Finance Trust 2014-1, Class C, 1.80%, 6/22/2020	4,997,452
1,295,267		GE Equipment Midticket LLC, (Series 2013-1), Class A2, 0.64%, 3/22/2016	1,295,274
3,575,000		GE Equipment Midticket LLC, (Series 2013-1), Class B, 1.78%, 2/22/2023	3,590,878
5,000,000		GE Equipment Midticket LLC, (Series 2014-1), Class A4, 1.59%, 8/22/2023	5,010,020
4,800,000	[1,2]	GE Equipment Small Ticket LLC (Series 2013-1A), Class A4, 1.39%, 7/24/2020	4,820,281
5,000,000	[1,2]	GE Equipment Small Ticket LLC (Series 2014-1A), Class A2, 0.59%, 8/24/2016	4,999,961
5,000,000	[1,2]	GE Equipment Small Ticket LLC (Series 2014-1A), Class B, 1.67%, 10/25/2021	5,010,406
3,150,000		GE Equipment Transportation LLC, (Series 2012-1), Class B, 1.16%, 9/22/2020	3,146,380
5,500,000		GE Equipment Transportation LLC, (Series 2012-2), Class A4, 0.81%, 9/24/2020	5,501,861
2,000,000	[1,2]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,022,117
2,900,000	[1,2]	Great America Leasing Receivables 2013-1, Class A4, 1.16%, 5/15/2018	2,905,835
1,200,000	[1,2]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,199,231
1,000,000	[1,2]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	1,004,914
4,092,000	[1,2]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	4,099,106
2,360,000	[1,2]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	2,364,631
7,000,000	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A4, 1.35%, 10/10/2018	7,035,846
2,738,827	[1,2]	MMAF Equipment Finance LLC 2013-AA, Class A2, 0.69%, 5/9/2016	2,739,622
3,250,000	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class B, 1.74%, 10/22/2018	3,273,700
2,332,000	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class C, 2.68%, 10/22/2018	2,354,353
2,900,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	2,879,271
3,250,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	3,243,574
3,990,000	[1,2]	Volvo Financial Equipment LLC, (Series 2013-1), Class C, 1.62%, 8/17/2020	3,967,178
		TOTAL	138,264,151
		Home Equity Loan—0.3%
472,154		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.530%, 7/25/2035	471,661
5,780,852		Carrington Mortgage Loan Trust 2006-RFC1, Class A3, 0.350%, 2/25/2036	5,610,382
28,887		Countrywide Asset Backed Certificates 2004-4, Class A, 0.910%, 8/25/2034	28,601
142,570		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.190%, 11/25/2034	131,558
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	13,024
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.830%, 2/25/2035	147,796
522,516	[1,2]	Quest Trust 2004—X1, Class A, 0.830%, 3/25/2034	522,703
1,844,987		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	1,930,446
79,154		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.770%, 8/25/2033	76,297
2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
		TOTAL	8,932,468
		Manufactured Housing—0.0%
29,067		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	28,950

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—10.8%
$11,382,146	[1,2]	ACS Pass Through Trust 2007-1A, Class G1, 0.478%, 6/14/2037	$11,119,503
2,444,155	[1,2]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.416%, 5/10/2032	2,413,874
3,353,989	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.034%, 2/25/2043	3,369,607
15,000,000	[1,3]	Carlyle Global Market Strategies, Class A, 2.131%, 10/15/2021	15,000,000
584,973	[1,2]	GE Business Loan Trust, (Series 2004-1), Class A, 0.451%, 5/15/2032	566,568
15,000,000		GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.735%, 2/20/2017	15,006,455
9,000,000		GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.655%, 6/20/2017	9,011,031
2,500,000		GE Dealer Floorplan Master Note Trust 2012-4, Class A, 0.605%, 10/20/2017	2,503,676
5,832,000		GE Dealer Floorplan Master Note Trust 2012-4, Class B, 0.865%, 10/20/2017	5,827,334
23,000,000		GE Dealer Floorplan Master Note Trust 2014-2, Class A, 0.615%, 10/20/2019	22,983,614
7,556,630		Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.850%, 10/25/2035	7,544,537
1,958,473	[1,2]	Navient Student Loan Trust 2014-AA, Class A1, 0.641%, 5/16/2022	1,960,496
7,000,000		New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.084%, 10/25/2025	7,020,160
6,831,427		New Hampshire Higher Education Loan Co. 2012-1, Class A, 0.652%, 10/25/2028	6,783,948
5,516,947		Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	5,512,813
8,450,000	[1,2]	PFS Financing Corp. 2013-AA, Class A, 0.711%, 2/15/2018	8,426,210
10,000,000	[1,2]	PFS Financing Corp. 2013-BA, Class B, 1.261%, 4/17/2017	10,003,345
14,095,000	[1,2]	PFS Financing Corp. 2014-AA, Class A, 0.761%, 2/15/2019	14,082,731
6,000,000	[1,2]	PFS Financing Corp. 2014-AA, Class B, 1.111%, 2/15/2019	6,010,661
13,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class A, 0.761%, 10/15/2019	13,030,371
3,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class B, 1.011%, 10/15/2019	3,006,957
14,630,861	[1,2]	SLM Student Loan Trust 2010-A, Class 2A, 3.411%, 5/16/2044	15,385,324
8,125,313		SLM Student Loan Trust 2011-1, Class A1, 0.690%, 3/25/2026	8,140,052
5,232,809		SLM Student Loan Trust 2011-2, Class A1, 0.770%, 11/25/2027	5,251,272
2,689,385	[1,2]	SLM Student Loan Trust 2011-A, Class A1, 1.161%, 10/15/2024	2,704,881
3,660,893	[1,2]	SLM Student Loan Trust 2012-A, Class A1, 1.561%, 8/15/2025	3,701,928
18,785,289	[1,2]	SLM Student Loan Trust 2012-B, Class A1, 1.261%, 12/15/2021	18,850,733
21,058,199	[1,2]	SLM Student Loan Trust 2012-C, Class A1, 1.261%, 8/15/2023	21,183,563
6,301,578	[1,2]	SLM Student Loan Trust 2012-E, Class A1, 0.911%, 10/16/2023	6,324,420
317,195		SLM Student Loan Trust 2013-1, Class A1, 0.320%, 2/27/2017	317,173
2,676,927		SLM Student Loan Trust 2013-3, Class A1, 0.356%, 11/27/2017	2,676,103
2,823,685		SLM Student Loan Trust 2013-5, Class A1, 0.416%, 5/25/2018	2,823,477
6,100,000	[1,2]	SLM Student Loan Trust 2013-A, Class A2B, 1.211%, 5/17/2027	6,156,674
7,000,000	[1,2]	SLM Student Loan Trust 2013-A, Class B, 2.50%, 3/15/2047	6,791,994
5,006,097	[1,2]	SLM Student Loan Trust 2013-B, Class A1, 0.811%, 7/15/2022	5,020,666
1,665,000	[1,2]	SLM Student Loan Trust 2013-B, Class A2B, 1.261%, 6/17/2030	1,687,981
9,850,000	[1,2]	SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	9,704,588
2,263,687	[1,2]	SLM Student Loan Trust 2013-C, Class A1, 1.011%, 2/15/2022	2,273,864
17,000,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.561%, 10/15/2031	17,315,644
7,500,000	[1,2]	SLM Student Loan Trust 2014-A, Class A2B, 1.311%, 1/15/2026	7,607,538
736,026	[1,2]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	749,884
1,464,794	[1,2]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	1,491,661
4,770,579	[1,2]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	4,797,267
1,611,776	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 1.87%, 8/20/2029	1,623,956
4,648,116	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 2.30%, 10/20/2031	4,632,590
1,328,574	[1,2]	Social Professional Loan Program LLC 2014-A, Class A1, 1.770%, 6/25/2025	1,343,199
4,000,000	[1,2]	Social Professional Loan Program LLC 2014-B, Class A1, 1.405%, 8/25/2032	4,003,502

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$1,778,873		South Texas Higher Education Authority, Class A1, 0.755%, 10/1/2020	$1,780,352
		TOTAL	335,524,177
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,627,770,083)	1,629,341,033
		CORPORATE BONDS—32.0%
		Basic Industry - Chemicals—0.6%
2,500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, (Series 144A), 4.00%, 12/7/2015	2,558,260
8,500,000		Praxair, Inc., Sr. Unsecd. Note, 0.75%, 2/21/2016	8,504,454
7,000,000	[1,2]	RPM International, Inc., Sr. Unsecd. Note, (Series 144A), 6.70%, 11/1/2015	7,274,729
		TOTAL	18,337,443
		Basic Industry - Metals & Mining—0.6%
3,500,000	[1,2]	Anglo American Capital PLC, Floating Rate Note—Sr. Note, (Series 144A), 1.181%, 4/15/2016	3,504,630
5,500,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	5,795,625
1,000,000		BHP Billiton Finance (USA), Inc., Floating Rate Note—Sr. Note, 0.507%, 9/30/2016	1,000,075
4,000,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, (Series 144A), 4.625%, 4/21/2016	4,141,916
4,750,000		Rio Tinto Finance USA Ltd., Floating Rate Note—Sr. Note, 1.083%, 6/17/2016	4,768,953
		TOTAL	19,211,199
		Capital Goods - Building Materials—0.1%
3,946,000		Masco Corp., Sr. Unsecd. Note, 6.125%, 10/3/2016	4,204,463
		Capital Goods - Diversified Manufacturing—0.5%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,509,828
10,000,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, (Series 144A), 1.625%, 10/31/2017	9,924,420
1,300,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, (Series 144A), 3.50%, 1/13/2017	1,350,128
		TOTAL	13,784,376
		Communications - Cable & Satellite—0.6%
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,569,273
5,000,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	5,132,795
9,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	10,330,038
		TOTAL	17,032,106
		Communications - Media & Entertainment—1.0%
2,075,000	[1,2]	British Sky Broadcasting Group PLC, (Series 144A), 2.625%, 9/16/2019	2,078,050
5,000,000		CBS Corp., 2.30%, 8/15/2019	4,945,635
4,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	4,231,217
1,750,000		Viacom, Inc., 2.50%, 9/1/2018	1,767,008
4,000,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2015	4,095,316
10,000,000		Walt Disney Co., Floating Rate Note—Sr. Note, (Series GMTN), 0.546%, 5/30/2019	10,014,890
5,000,000		Walt Disney Co., Sr. Unsecd. Note, (Series MTN), 0.45%, 12/1/2015	5,000,430
		TOTAL	32,132,546
		Communications - Telecom Wireless—0.5%
8,580,000		America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.241%, 9/12/2016	8,644,976
7,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	7,439,180
		TOTAL	16,084,156
		Communications - Telecom Wirelines—1.1%
6,000,000		AT&T, Inc., Floating Rate Note—Sr. Note, 0.618%, 2/12/2016	6,001,560
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 0.80%, 12/1/2015	2,999,943
5,650,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,795,804
8,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	8,233,856
7,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.013%, 6/17/2019	7,043,897

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$3,680,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.991%, 9/14/2018	$3,831,557
		TOTAL	33,906,617
		Consumer Cyclical - Automotive—2.5%
6,000,000	[1,2]	American Honda Finance Corp., Floating Rate Note—Sr. Note, (Series 144A), 0.609%, 5/26/2016	6,013,446
1,265,000		American Honda Finance Corp., Floating Rate Note—Sr. Note, 0.754%, 10/7/2016	1,271,076
4,000,000	[1,2]	American Honda Finance Corp., Sr. Unsecd. Note, (Series 144A), 1.60%, 2/16/2018	3,983,532
5,000,000		American Honda Finance Corp., Unsecd. Deb., (Series MTN), 0.359%, 9/2/2016	4,992,410
7,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, (Series 144A), 0.588%, 3/10/2017	6,989,843
7,750,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, (Series 144A), 1.092%, 8/1/2018	7,855,191
9,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, (Series 144A), 0.572%, 8/1/2017	8,980,344
6,000,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, (Series 144A), 1.875%, 8/9/2016	6,045,402
8,500,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, (Series 144A), 0.955%, 9/26/2016	8,552,725
6,900,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, (Series 144A), 3.50%, 4/3/2018	7,150,422
10,000,000	[1,2]	Volkswagen Group of America Finance LLC, Floating Rate Note—Sr. Note, (Series 144A), 0.603%, 5/23/2017	9,977,100
5,000,000	[1,2]	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, (Series 144A), 0.672%, 11/20/2017	4,996,290
		TOTAL	76,807,781
		Consumer Cyclical - Leisure—0.1%
4,460,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	4,430,131
		Consumer Cyclical - Retailers—0.2%
2,500,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,492,025
2,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 0.60%, 4/11/2016	2,000,090
		TOTAL	4,492,115
		Consumer Cyclical - Services—0.5%
9,000,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, (Series 144A), 0.756%, 11/28/2017	9,024,165
6,000,000		Expedia, Inc., 7.456%, 8/15/2018	6,984,042
		TOTAL	16,008,207
		Consumer Non-Cyclical - Food/Beverage—2.4%
12,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	12,758,875
3,300,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 1.30%, 1/25/2016	3,300,832
2,000,000		Kellogg Co., 1.125%, 5/15/2015	2,005,654
3,000,000		Kraft Foods Group, Inc., 1.625%, 6/4/2015	3,013,287
12,000,000		Mondelez International, Inc., Floating Rate Note—Sr. Note, 0.752%, 2/1/2019	11,877,984
8,900,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.95%, 2/22/2017	8,877,527
2,000,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, (Series 144A), 2.95%, 1/15/2017	2,047,406
4,650,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, (Series 144A), 1.85%, 1/15/2015	4,651,841
9,500,000	[1,2]	SABMiller Holdings, Inc., Floating Rate Note—Sr. Note, (Series 144A), 0.922%, 8/1/2018	9,538,456
5,000,000		Sysco Corp., Sr. Unsecd. Note, 1.45%, 10/2/2017	4,998,205
11,235,000		Tyson Foods, Inc., 6.60%, 4/1/2016	11,982,431
		TOTAL	75,052,498
		Consumer Non-Cyclical - Health Care—0.7%
10,400,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, (Series 144A), 0.536%, 10/6/2017	10,390,047
7,000,000		Becton, Dickinson and Co., Sr. Unsecd. Note, 0.691%, 6/15/2016	7,004,186
4,000,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	3,945,220
		TOTAL	21,339,453
		Consumer Non-Cyclical - Supermarkets—0.2%
7,500,000		Kroger Co., Sr. Unsecd. Note, 0.758%, 10/17/2016	7,491,135
		Consumer Non-Cyclical - Tobacco—0.3%
5,000,000		Altria Group, Inc., Company Guarantee, 4.125%, 9/11/2015	5,115,070

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$3,335,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 2.30%, 8/21/2017	$3,358,652
		TOTAL	8,473,722
		Energy - Independent—0.7%
5,540,000		Canadian Natural Resources Ltd., Floating Rate Note—Sr. Note, 0.632%, 3/30/2016	5,531,829
6,665,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	6,631,175
8,750,000		Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.251%, 7/18/2018	8,868,125
		TOTAL	21,031,129
		Energy - Integrated—1.7%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	5,091,180
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,137,220
6,000,000		BP Capital Markets PLC, Floating Rate Note—Sr. Note, 0.885%, 9/26/2018	5,950,734
3,000,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, (Series 144A), 3.125%, 4/28/2016	3,060,012
10,000,000		Chevron Corp., Unsecd. Note, 0.762%, 11/15/2021	10,003,030
5,800,000		Hess Corp., 1.30%, 6/15/2017	5,720,012
10,000,000		Petrobras Global Finance BV, Floating Rate Note—Sr. Note, 2.371%, 1/15/2019	8,895,800
3,000,000		Petrobras International Finance Co., Company Guarantee, 3.875%, 1/27/2016	2,951,400
7,000,000		Statoil ASA, Floating Rate Note—Sr. Note, 0.522%, 5/15/2018	6,996,696
		TOTAL	53,806,084
		Energy - Midstream—0.3%
4,309,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.50%, 3/1/2016	4,399,644
3,220,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.00%, 2/1/2017	3,480,241
		TOTAL	7,879,885
		Energy - Oil Field Services—0.2%
4,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 2.35%, 9/15/2016	4,701,560
2,000,000	[1,2]	Schlumberger Investment SA, Sr. Unsecd. Note, (Series 144A), 1.25%, 8/1/2017	1,993,796
		TOTAL	6,695,356
		Financial Institution - Banking—8.9%
7,500,000		American Express Co., Floating Rate Note—Sr. Note, 0.823%, 5/22/2018	7,506,015
2,600,000		American Express Credit Corp., 0.547%, 9/22/2017	2,586,948
5,050,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	5,051,919
16,000,000		BB&T Corp., Sr. Unsecd. Note, (Series MTN), 0.892%, 2/1/2019	16,022,176
3,500,000		Bank of America Corp., Floating Rate Note—Sr. Note, 1.271%, 1/15/2019	3,553,207
3,600,000		Bank of America Corp., Sr. Unsecd. Note, (Series MTN), 0.843%, 8/25/2017	3,598,463
5,000,000		Bank of America Corp., Sr. Unsecd. Note, (Series MTN), 1.067%, 3/22/2016	5,021,700
9,000,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	9,085,446
10,000,000		Bank of Montreal, Floating Rate Note—Sr. Note, (Series MTN), 0.852%, 4/9/2018	10,049,960
7,900,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, (Series MTN), 0.719%, 9/11/2019	7,897,819
3,750,000		Capital One Bank, Sr. Unsecd. Note, (Series BKNT), 1.15%, 11/21/2016	3,739,309
4,150,000		Capital One Bank, Sr. Unsecd. Note, (Series BKNT), 1.50%, 9/5/2017	4,119,526
5,000,000		Citigroup, Inc., 0.723%, 8/14/2017	4,969,695
8,000,000		Citigroup, Inc., Floating Rate Note—Sr. Note, 1.045%, 4/1/2016	8,030,520
7,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, (Series BKNT), 1.85%, 9/29/2017	6,975,262
10,000,000		Fifth Third Bancorp, Floating Rate Note—Sr. Note, (Series BKNT), 0.742%, 11/18/2016	10,025,820
5,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	4,999,390
15,000,000		Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, (Series MTN), 1.332%, 11/15/2018	15,161,220
2,000,000		HSBC USA, Inc., Floating Rate Note, 0.552%, 6/23/2017	1,996,864
4,800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,785,034
6,200,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	6,212,716
6,750,000		Huntington National Bank, Floating Rate Note—Sr. Note, 0.658%, 4/24/2017	6,746,848

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,000,000		JPMorgan Chase & Co., Floating Rate Note—Sr. Note, (Series MTN), 0.681%, 4/23/2015	$5,002,085
7,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, (Series 1), 0.863%, 1/28/2019	7,857,748
2,450,000		MUFG Union Bank, N.A., Floating Rate Note—Sr. Note, 1.005%, 9/26/2016	2,463,615
13,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, (Series BKNT), 0.534%, 7/25/2017	12,965,251
10,000,000		Morgan Stanley, Floating Rate Note—Sr. Note, (Series GMTN), 1.514%, 4/25/2018	10,167,320
6,000,000		Morgan Stanley, Floating Rate Note—Sr. Note, 1.083%, 1/24/2019	6,017,790
2,725,000		Morgan Stanley, Floating Rate Note—Sr. Note, 1.483%, 2/25/2016	2,747,819
10,000,000	[1,2]	Nordea Bank AB, Floating Rate Note—Sr. Note, (Series 144A), 0.693%, 5/13/2016	10,026,600
4,500,000		PNC Bank, N.A., Floating Rate Note—Sr. Note, 0.543%, 1/28/2016	4,506,574
5,300,000		Royal Bank of Canada, Montreal, Floating Rate Note—Sr. Note, (Series GMTN), 0.605%, 3/8/2016	5,310,722
10,000,000		Royal Bank of Canada, Sr. Unsecd. Note, (Series GMTN), 0.489%, 10/13/2017	9,998,550
12,000,000		U.S. Bank, N.A., (Series BKNT), 0.439%, 9/11/2017	12,001,044
5,000,000		U.S. Bank, N.A., Sr. Unsecd. Note, (Series BKNT), 0.713%, 10/28/2019	5,017,675
10,000,000		Wells Fargo & Co., Sr. Unsecd. Note, (Series MTN), 0.495%, 9/8/2017	9,979,660
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.175%, 6/26/2015	5,022,730
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.50%, 1/16/2018	4,976,305
15,000,000		Westpac Banking Corp., Floating Rate Note, 0.973%, 7/30/2018	15,139,965
		TOTAL	277,337,310
		Financial Institution - Broker/Asset Mgr/Exchange—0.7%
5,000,000		BlackRock, Inc., Sr. Unsecd. Note, 1.375%, 6/1/2015	5,023,755
7,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 3.875%, 11/9/2015	7,149,345
9,425,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, (Series 144A), 2.95%, 11/1/2019	9,453,784
		TOTAL	21,626,884
		Financial Institution - Finance Companies—1.1%
20,000,000		General Electric Capital Corp., 0.965%, 4/2/2018	20,201,920
5,000,000		General Electric Capital Corp., Floating Rate Note—Sr. Note, (Series GMTN), 0.74%, 1/14/2019	5,006,915
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 1.625%, 7/2/2015	10,064,850
		TOTAL	35,273,685
		Financial Institution - Insurance - Life—2.8%
2,400,000		Aflac, Inc., Sr. Unsecd. Note, 2.65%, 2/15/2017	2,470,790
22,000,000	[1,2]	MetLife Global Funding I, Floating Rate Note—Sr. Secured Note, (Series 144A), 0.609%, 4/10/2017	22,071,698
12,000,000	[1,2]	New York Life Global Funding, (Series 144A), 0.521%, 12/15/2017	12,001,872
6,500,000	[1,2]	New York Life Global Funding, Floating Rate Note—Sr. Note, (Series 144A), 0.581%, 5/23/2016	6,524,674
10,000,000	[1,2]	New York Life Global Funding, Sr. Unsecd. Note, (Series 144A), 1.30%, 1/12/2015	10,000,960
6,000,000	[1,2]	PRICOA Global Funding I, Sr. Unsecd. Note, (Series 144A), 1.15%, 11/25/2016	5,992,932
3,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 1.85%, 11/15/2017	3,004,704
12,650,000	[1,2]	Principal Life Global Funding II, Floating Rate Note—Sr. Note, (Series 144A), 0.606%, 5/27/2016	12,688,102
11,000,000		Prudential Financial, Inc., Floating Rate Note—Sr. Note, (Series MTN), 1.012%, 8/15/2018	11,076,274
		TOTAL	85,832,006
		Financial Institution - Insurance - P&C—0.3%
6,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	6,023,682
3,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	2,979,807
		TOTAL	9,003,489
		Technology—1.6%
13,750,000		Apple, Inc., Floating Rate Note—Sr. Note, 0.482%, 5/3/2018	13,770,584
5,000,000		Apple, Inc., Floating Rate Note—Sr. Note, 0.532%, 5/6/2019	5,007,390
11,000,000		Cisco Systems, Inc., Floating Rate Note—Sr. Note, 0.734%, 3/1/2019	11,065,021
3,390,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	3,374,263
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,012,048

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$3,500,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, (Series 144A), 3.30%, 10/30/2019	$3,481,121
2,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	1,976,284
8,000,000		Oracle Corp., Floating Rate Note—Sr. Note, 0.811%, 1/15/2019	8,065,208
		TOTAL	48,751,919
		Transportation - Railroads—0.3%
9,000,000		Kansas City Southern de Mexico SA de CV, Floating Rate Note—Sr. Note, 0.933%, 10/28/2016	9,013,644
		Transportation - Services—0.4%
6,000,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., (Series 144A), 3.125%, 5/11/2015	6,049,452
5,100,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 2.35%, 2/26/2019	5,069,772
2,000,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 3.60%, 3/1/2016	2,059,500
		TOTAL	13,178,724
		Utility - Electric—0.9%
6,000,000		Duke Energy Corp., Floating Rate Note—Sr. Note, 0.636%, 4/3/2017	6,011,370
5,000,000		Exelon Corp., Sr. Unsecd. Note, 4.90%, 6/15/2015	5,089,950
1,150,000		FirstEnergy Corp., Sr. Unsecd. Note, (Series A), 2.75%, 3/15/2018	1,159,865
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.20%, 6/1/2015	2,003,958
9,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.339%, 9/1/2015	9,028,476
3,000,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, (Series 144A), 3.90%, 5/1/2016	3,090,138
		TOTAL	26,383,757
		Utility - Natural Gas—0.2%
7,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 0.75%, 1/15/2016	6,983,361
		TOTAL CORPORATE BONDS (IDENTIFIED COST $990,983,076)	991,585,181
		MUNICIPAL BONDS—0.7%
		Municipal Services—0.5%
6,450,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	6,503,600
10,000,000		Mississippi State, Taxable UT GO Refunding Bonds (Series 2012C), 0.869% Bonds, 11/1/2017	10,093,600
		TOTAL	16,597,200
		University—0.2%
5,000,000		University of California (The Regents of), General Revenue Bonds (Series 2011Y-1 Taxable Floating Rate Notes), 0.669% TOBs 7/1/2017	5,000,100
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $21,450,000)	21,597,300
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
530,847		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033 (IDENTIFIED COST $561,204)	613,675
		FOREIGN GOVERNMENT/AGENCY—0.3%
		Sovereign—0.3%
10,000,000	[1,2]	Finland, Government of, Sr. Unsecd. Note, 1.25%, 10/19/2015 (IDENTIFIED COST $10,077,226)	10,073,270
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.9%
		Commercial Mortgage—3.7%
$8,000,000	[1,2]	Citigroup Commercial Mortgage Trust 2014-388G, Class A, 0.911%, 6/15/2033	7,977,958
2,635,166	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,661,511
2,006,568		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	2,011,740
3,839,263		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	3,829,072
1,215,566	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,201,201
4,738,094	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.500%, 5/25/2043	4,489,432
2,516,937	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	2,327,745

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$2,676,916	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	$2,740,711
649,035	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	651,661
25,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2014-FBLU, Class B, 1.661%, 12/15/2028	24,757,655
25,000,000	[1,2]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 0.811%, 11/15/2045	25,001,128
4,130,412		Morgan Stanley BAML Trust 2012-C5, Class A1, 0.916%, 8/15/2045	4,124,085
950,625	[1,2]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	956,344
15,000,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.952%, 4/10/2046	14,877,471
3,047,220		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A1, 1.524%, 1/10/2045	3,061,325
5,000,000	[1,2]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.355%, 6/15/2045	5,159,160
8,000,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.211%, 7/15/2046	8,058,358
		TOTAL	113,886,557
		Federal Home Loan Mortgage Corporation—1.3%
60,412		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.511%, 2/15/2018	60,612
4,115,210		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.561%, 6/15/2034	4,139,030
1,257,014		Federal Home Loan Mortgage Corp. REMIC 3071 TF, 0.461%, 4/15/2035	1,261,884
2,473,943		Federal Home Loan Mortgage Corp. REMIC 3084 XF, 0.681%, 12/15/2035	2,504,519
885,673		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.621%, 2/15/2034	893,559
3,530,207		Federal Home Loan Mortgage Corp. REMIC 3153 EF, 0.571%, 5/15/2036	3,553,511
1,305,882		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.541%, 5/15/2036	1,313,875
890,525		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.646%, 8/15/2035	898,400
241,967		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.561%, 7/15/2036	243,296
1,575,977		Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.461%, 9/15/2036	1,579,871
1,555,050		Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.561%, 7/15/2036	1,562,161
514,330		Federal Home Loan Mortgage Corp. REMIC 3320 FM, 0.561%, 7/15/2036	518,227
1,246,067		Federal Home Loan Mortgage Corp. REMIC 3339 AF, 0.611%, 7/15/2037	1,254,849
4,817,966		Federal Home Loan Mortgage Corp. REMIC 3382 FG, 0.761%, 11/15/2037	4,874,719
3,654,039		Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.581%, 11/15/2037	3,679,974
602,482		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.911%, 7/15/2036	612,248
1,378,148		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.071%, 7/15/2037	1,410,426
2,507,888		Federal Home Loan Mortgage Corp. REMIC K701, Class A1, 2.776%, 6/25/2017	2,563,061
6,553,783		Federal Home Loan Mortgage Corp. REMIC KGRP, Class A, 0.536%, 4/25/2020	6,571,693
		TOTAL	39,495,915
		Federal National Mortgage Association—0.6%
457,265		Federal National Mortgage Association REMIC 2002-77 FA, 1.162%, 12/18/2032	467,471
1,400,500		Federal National Mortgage Association REMIC 2006-119 CF, 0.470%, 12/25/2036	1,405,081
1,193,611		Federal National Mortgage Association REMIC 2006-44 FK, 0.600%, 6/25/2036	1,202,649
4,773,935		Federal National Mortgage Association REMIC 2006-61 FQ, 0.570%, 7/25/2036	4,802,938
1,159,476		Federal National Mortgage Association REMIC 2006-79 DF, 0.520%, 8/25/2036	1,165,842
2,775,939		Federal National Mortgage Association REMIC 2006-81 FB, 0.520%, 9/25/2036	2,791,170
2,359,191		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.390%, 2/25/2046	2,341,678
1,757,129		Federal National Mortgage Association REMIC 2007-88 FY, 0.630%, 9/25/2037	1,768,959
1,001,277		Federal National Mortgage Association REMIC 2007-97 FE, 0.620%, 7/25/2037	1,010,980
624,890		Federal National Mortgage Association REMIC 2008-69 FB, 1.170%, 6/25/2037	641,471
639,813		Federal National Mortgage Association REMIC 2009-42 FG, 0.970%, 5/25/2039	649,660
198,702		Federal National Mortgage Association REMIC 2009-63 FB, 0.670%, 8/25/2039	200,284
1,348,588		Federal National Mortgage Association REMIC 2009-69 F, 1.020%, 4/25/2037	1,377,834
		TOTAL	19,826,017
		Government Agency—0.4%
6,205,269	[1,2]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	6,154,812

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government Agency—continued
$5,047,620		NCUA Guaranteed Notes 2011-C1, Class 2A, 0.687%, 3/9/2021	$5,077,794
1,751,870		NCUA Guaranteed Notes 2011-R1, Class 1A, 0.607%, 1/8/2020	1,761,382
		TOTAL	12,993,988
		Government National Mortgage Association—1.2%
16,816,457		Government National Mortgage Association REMIC 2012-H31 FA, 0.506%, 11/20/2062	16,681,825
9,672,987		Government National Mortgage Association REMIC 2013-H16 FA, 0.696%, 7/20/2063	9,663,323
10,484,730		Government National Mortgage Association REMIC 2013-H17 FA, 0.706%, 7/20/2063	10,478,618
		TOTAL	36,823,766
		Non-Agency Mortgage—2.7%
10,966,667	[1,2]	Arkle Master Issuer PLC 2012-1, Class 2A1, 1.932%, 5/17/2060	11,057,307
36,711		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.622%, 2/25/2033	36,365
271,997	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.347%, 2/3/2029	107,224
186,795		Chaseflex Trust 2006-1, Class A2A, 5.002%, 6/25/2036	185,612
357,212		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.705%, 11/20/2035	77,588
3,121,186	[1,2]	Fosse Master Issuer PLC 2012-1, Class 2A2, 1.631%, 10/18/2054	3,142,175
3,009,959	[1,2]	Holmes Master Issuer PLC 2011-3A, Class A2, 1.781%, 10/15/2054	3,010,936
5,842,217	[1,2]	Holmes Master Issuer PLC 2012-1, Class A2, 1.881%, 10/15/2054	5,861,507
404,475		Impac CMB Trust 2004-7, Class 1A2, 1.090%, 11/25/2034	365,383
583,371		Impac CMB Trust 2004-9, Class 1A2, 1.050%, 1/25/2035	462,109
4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.440%, 2/25/2037	1,203,207
7,733,388	[1,2]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.633%, 12/22/2054	7,802,184
14,978,065	[1,2]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 0.733%, 12/22/2054	14,986,898
1,176,084		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.861%, 11/15/2031	1,128,923
288,503		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	295,822
591,868		Sequoia Mortgage Trust 2011-2, Class A1, 3.90%, 9/25/2041	598,533
866,271		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	865,430
2,682,959		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	2,500,936
5,359,820		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	4,878,466
11,194,229		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.45%, 2/25/2043	10,650,325
9,029,801		Sequoia Mortgage Trust 2013-6, Class A1, 2.50%, 5/25/2043	8,485,799
1,500,000	[1,2]	Silverstone Master Issuer 2012-1A, Class 1A, 1.781%, 1/21/2055	1,505,376
2,863,949	[1,2]	Springleaf Mortgage Loan Trust 2012-3A, Class A, 1.57%, 12/25/2059	2,852,893
1,120,434		Washington Mutual 2006-AR1, Class 2A1B, 1.183%, 1/25/2046	1,035,285
1,570,444		Washington Mutual 2006-AR15, Class 1A, 0.953%, 11/25/2046	1,331,254
836,826		Washington Mutual 2006-AR17, Class 1A, 0.933%, 12/25/2046	674,264
210,129		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.60%, 7/25/2034	215,488
		TOTAL	85,317,289
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $313,949,707)	308,343,532
		COMMERCIAL PAPER—0.1%
		Basic Industry - Chemicals—0.1%
1,950,000	[4]	PPG Industries, Inc., 0.43%, 1/20/2015 (IDENTIFIED COST $1,949,558)	1,949,558
		INVESTMENT COMPANIES—7.4%[5]
5,563,279		Federated Bank Loan Core Fund	55,632,792
777,297		Federated Mortgage Core Portfolio	7,749,653
102,182,680	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	102,182,680
690,311		Federated Project and Trade Finance Core Fund	6,523,442

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued[5]
9,328,353	High Yield Bond Portfolio	$59,141,756
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $230,816,249)	231,230,323
	TOTAL INVESTMENTS—103.1% (IDENTIFIED COST $3,203,395,564)[7]	3,200,743,511
	OTHER ASSETS AND LIABILITIES - NET—(3.1)%[8]	(97,215,725)
	TOTAL NET ASSETS—100%	$3,103,527,786
At December 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[9]United States Treasury Notes 2-Year Short Futures	2,000	$437,187,500	March 2015	$432,920
[9]United States Treasury Notes 5-Year Short Futures	500	$59,464,844	March 2015	$(55,728)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$377,192
The average notional value of short futures contracts held by the Fund throughout the period was $393,197,755. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
At December 31, 2014, the Fund had the following open swap contract:
Credit Default Swap Counterparty	Goldman Sachs and Co.
Reference Entity	Series 21 Leveraged Loan CDSI Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	2.50%
Expiration Date	12/20/2018
Implied Credit Spread at 12/31/2014[10]	2.88%
Notional Amount	$26,730,000
Market Value	$946,696
Upfront Premiums Paid	$1,269,675
Unrealized Depreciation	$(322,979)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $26,730,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2014, these restricted securities amounted to $1,193,988,796, which represented 38.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2014, these liquid restricted securities amounted to $1,178,868,548, which represented 38.0% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at December 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies, Class A, 2.131%, 10/15/2021	5/22/2014	$15,000,000	$15,000,000
C-BASS ABS LLC (Series 1999-3), Class B1, 6.347%, 2/3/2029	7/9/1999	$222,655	$107,224
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$13,024

3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Discount rate at time of purchase.
5	Affiliated holdings.
6	7-day net yield.
7	At December 31, 2014, the cost of investments for federal tax purposes was $3,203,395,564. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts and (c) swap contracts was $2,652,053. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,577,561 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,925,508.
8	Assets, other than investments in securities, less liabilities.
9	Non-income-producing security.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$6,009,639	$—	$6,009,639
Asset-Backed Securities	—	1,629,328,009	13,024	1,629,341,033
Corporate Bonds	—	991,585,181	—	991,585,181
Municipal Bonds	—	21,597,300	—	21,597,300
Mortgage-Backed Security	—	613,675	—	613,675
Foreign Government/Agency	—	10,073,270	—	10,073,270
Collateralized Mortgage Obligations	—	308,343,532	—	308,343,532
Commercial Paper	—	1,949,558	—	1,949,558
Investment Companies[1]	102,182,680	129,047,643[2]	—	231,230,323
TOTAL SECURITIES	$102,182,680	$3,098,547,807	$13,024	$3,200,743,511
OTHER FINANCIAL INSTRUMENTS[3]	$377,192	$946,696	$—	$1,323,888
1	Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the NAV is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $124,421,719 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.

3	Other financial instruments include futures contracts and swap contract.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
TOBs	—Tender Option Bonds
UT	—Unlimited Tax

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 18, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 18, 2015